Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of December 31, 2021 and 2020:

	As of December 31,
	2021						2020
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,034,274	$—	$1,034,274	6.63%	2022	$1,198,888
AerCap Trust & AICDC Notes		34,167,202	—	34,167,202	3.07%	2041	12,797,126
Revolving credit facilities (b)		9,034,000	9,034,000	—	—	2025	—
Other unsecured debt		1,874,000	—	1,874,000	1.83%	2024	1,759,000
Fair value adjustment		—	—	4,210			21,716
TOTAL UNSECURED		$46,109,476	$9,034,000	$37,079,686			$15,776,730
Secured
Export credit facilities (c)	42	1,276,557	—	1,276,557	2.08%	2033	1,023,912
Institutional secured term loans & secured portfolio loans	277	8,428,534	—	8,428,534	2.50%	2032	6,989,633
AerFunding Revolving Credit Facility	26	2,075,000	1,291,512	783,488	2.85%	2025	2,074,881
Other secured debt (d)	23	991,592	290,750	700,842	3.29%	2039	778,273
Fair value adjustment		—	—	2,361			(1,827)
TOTAL SECURED		$12,771,683	$1,582,262	$11,191,782			$10,864,872
Subordinated
Subordinated notes		2,250,000	—	2,250,000	4.94%	2079	2,250,000
Subordinated debt issued by VIEs		27,219	—	27,219	—	2026	43,521
Fair value adjustment		—	—	(215)			(219)
TOTAL SUBORDINATED		$2,277,219	$—	$2,277,004			$2,293,302
Debt issuance costs, debt discounts and debt premium				(343,794)			(192,823)
	368	$61,158,378	$10,616,262	$50,204,678			$28,742,081

(a)The weighted average interest rate for our floating rate debt of $9.5 billion is calculated based on the applicable U.S. dollar LIBOR or SOFR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”)
(c)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(d)In addition to the 23 aircraft, 74 engines are pledged as collateral.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2021				2020
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	94	$2,000,000	2.14%	2028	$—
Hyperion	58	1,050,000	1.97%	2023	1,050,000
Secured portfolio loans
Celtago & Celtago II	25	869,550	2.77%	2025	984,076
Cesium	15	726,398	2.78%	2025	791,480
Goldfish	13	616,649	1.62%	2025	671,060
Scandium	10	573,770	3.14%	2025	627,555
Rhodium	11	506,202	2.97%	2026	551,209
Other secured facilities	51	2,085,965	2.87%	2022-2032	2,314,253
	277	$8,428,534			$6,989,633

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2021:

	As of December 31,
	2021			2020
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	3.47%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2079 Subordinated Notes	750,000	5.88%	2079	750,000
	$2,250,000			$2,250,000
(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
Schedule of maturities of debt financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2021 were as follows:

Maturities of debt financing (a)
2022	$3,982,938
2023	7,329,640
2024	8,910,800
2025	6,130,155
2026	5,939,562
Thereafter	18,249,021
$50,542,116

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations.”
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2021:

Maturities of AGAT/AICDC Notes
2022	$867,202
2023	4,700,000
2024	6,800,000
2025	3,650,000
2026	5,250,000
Thereafter	12,900,000
$34,167,202